As filed with the Securities and Exchange Commission May 8, 2017
Securities Act of 1933 Registration Number: 002-96141
Investment Company Act of 1940 Registration Number: 811-04244
 _____________________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
_____________________________________________

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 52
AND
REGISTRATION STATEMENT
UNDER
 THEINVESTMENT COMPANY ACT OF 1940
Amendment No. 46
_____________________________________________________________________________________________

SOUND SHORE FUND, INC.
 (Exact name of Registrant as Specified in Charter)
_____________________________________________

Three Canal Plaza, Suite 600
Portland, Maine 04101
 (Address of Principal Executive Offices)

Registrant's Telephone Number, including area code: 800-551-1980

Lowell Haims
Sound Shore Management, Inc.
8 Sound Shore Drive
Greenwich, Connecticut 06830
(Name and Address of Agent for Service):

Copies to:

Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

It is proposed that this filing will become effective:

[X]      immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[   ]      on ______ pursuant to Rule 485, paragraph (b)(1)
[   ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[   ]      on ______ pursuant to Rule 485, paragraph (a)(1)
[   ]      75 days after filing pursuant to Rule 485, paragraph (a)(2)
[   ]      on ______ pursuant to Rule 485, paragraph (a)(2)
[   ]      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that it has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, and State of Connecticut on the 8th day of May, 2017 .

SOUND SHORE FUND, INC.

/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., as President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on the 8th day of May, 2017 .

(a) Principal Executive Officer

/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr.
Principal Executive Officer

(b) Principal Financial Officer

/s/ Charles S. Todd
Charles S. Todd
Principal Financial Officer

(c) All of the Directors

T. Gibbs Kane, Jr., Director*
Harry Burn, III, Director*
Harry W. Clark, Director*
H. Williamson Ghriskey, Jr., Director*
David Blair Kelso, Director*

By:	/s/ Gino Malaspina
Gino Malaspina
As Attorney-in-fact
*Pursuant to powers of attorney previously filed.

EXHIBITS LIST

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase